PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Actual Asset Allocations (Details) - Pension Benefit Plans	Dec. 31, 2021	Dec. 31, 2020
United States | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, percentage of actual plan asset allocations	1.00%	1.00%
United States | Equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, percentage of actual plan asset allocations	30.00%	39.00%
United States | Fixed income securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, percentage of actual plan asset allocations	69.00%	60.00%
Non-U.S. Plans | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, percentage of actual plan asset allocations	9.00%	3.00%
Non-U.S. Plans | Equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, percentage of actual plan asset allocations	31.00%	28.00%
Non-U.S. Plans | Fixed income securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, percentage of actual plan asset allocations	39.00%	58.00%
Non-U.S. Plans | Other
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, percentage of actual plan asset allocations	21.00%	11.00%